Subsequent Event (Details) (Dividend Declared, USD $)	0 Months Ended
Jun. 18, 2014
Dividend Declared
Subsequent Event [Line Items]
Dividend declared date	Jun. 18, 2014
Cash dividend declared, per share (dollars per share)	$ 0.55
Dividend payment date	Aug. 01, 2014
Dividend record date	Jul. 10, 2014